Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity

8. Stockholders’ Equity

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the issuance of Class A common stock and Class B common stock. The rights of the holders of Class A common stock and Class B common stock are identical, expect with respect to voting and conversion. Holders of Class A common stock are entitled to one vote per share and holders of Class B common stock are entitled to 20 votes per share. Shares of Class B common stock are convertible into an equivalent number of shares of Class A common stock and generally convert into shares of Class A common stock upon transfer. Any dividends paid to the holders of Class A common stock and Class B common stock will be paid on a pro rata basis. On a liquidation event, any distribution to common stockholders is made on a pro rata basis to the holders of the Class A common stock and Class B common stock.

As of June 30, 2021, the Company has authorized a total of 635 million shares, consisting of 500 million shares of Class A common stock, par value $0.0001 per share (“Class A common stock”), 125 million shares of Class B common stock, par value $0.0001 per share (“Class B common stock”), and 10 million shares of preferred stock, par value $0.0001 per share (“preferred stock”).

In March 2021, the Company completed an underwritten public offering of its Class A common stock and issued 17,000,000 shares of Class A common stock, for an aggregate purchase price of $408.0 million, before issuance costs of $5.9 million. In connection with the public offering, certain stockholders of the Company sold an aggregate of 19,800,000 shares, including the full exercise of the underwriters’ option to purchase an additional 4,800,000 additional shares. The purchase price per share, net of the underwriter discount, was $23.34. The Company incurred transaction costs of $6.8 million in connection with this sale of shares by certain stockholders, which was recorded as expense during the quarter.

11. Stockholders’ Equity

The consolidated statements of equity (deficit) reflect the Business Combination as defined in Note 1 as of December 16, 2020. As Old Skillz was deemed the accounting acquirer in the Business Combination with FEAC, all periods prior to the consummation date reflect the balances and activity of Old Skillz. The balances as of December 31,

2019 and 2018 from the consolidated financial statements of Old Skillz as of that date, share activity (redeemable convertible preferred stock, preferred stock, common stock, additional paid in capital, and accumulated deficit) and per share amounts were retroactively adjusted, where applicable, using the recapitalization exchange ratio of 0.7471. All redeemable convertible preferred stock classified as redeemable equity was retroactively adjusted, converted into Class A common stock, and reclassified into permanent equity as a result of the Business Combination.

Common Stock

The Company’s amended and restated certificate of incorporation following the Business Combination authorizes the issuance of Class A common stock and Class B common stock. The rights of the holders of Class A common stock and Class B common stock are identical, except with respect to voting and conversion. Holders of Class A common stock are entitled to one vote per share and holders of Class B common stock are entitled to 20 votes per share. Shares of Class B common stock are convertible into an equivalent number of shares of Class A common stock and generally convert into shares of Class A common stock upon transfer. Any dividends paid to the holders of Class A common stock and Class B common stock will be paid on a pro rata basis. On a liquidation event, any distribution to common stockholders is made on a pro rata basis to the holders of the Class A common stock and Class B common stock.

As of December 31, 2020, the Company has authorized a total of 635 million shares, consisting of 500 million shares of Class A Common Stock, par value $0.0001 per share (“Class A Common Stock”), 125 million shares of Class B Common Stock, par value $0.0001 per share (“Class B Common Stock”), and 10 million shares of Preferred Stock, par value $0.0001 per share (“Preferred Stock”).

Old Skillz Warrants

As of December 31, 2020, the Company had 48,135 Old Skillz private warrants outstanding. These warrants are equity classified.

In connection with the Business Combination, the Old Skillz private warrants outstanding immediately prior to the Business Combination converted into warrants exercisable for New Skillz Class A common stock on the same terms and conditions as applied to the Old Skillz warrants, which were adjusted for the Exchange Ratio. The private warrants entitle the holder to purchase one share of Class A common stock at a price of $1.4991.

Old Skillz Convertible Preferred Stock

Immediately prior to the completion of the Business Combination on December 16, 2020, all outstanding shares of the Old Skillz’s Series A, Series A-1, and Series B convertible preferred stock converted into an aggregate 139.0 million shares of common stock. Each share of Old Skillz redeemable convertible preferred stock was converted to ten shares of Old Skillz common stock.

Old Skillz Redeemable Convertible Preferred Stock

In September 2019, the Company received $25.0 million in cash proceeds from the issuance of redeemable convertible Series D-1 preferred stock to a private investor at a price per share of $21.516. In conjunction with the issuance of the redeemable convertible Series D-1 preferred stock, $9.8 million of the convertible promissory notes issued in 2018, plus accrued interest, were converted into shares of redeemable convertible Series D-1 preferred stock. In March 2019, $5.0 million of the convertible promissory notes issued in 2018 plus accrued interest were converted into shares of redeemable convertible Series D preferred stock.

In April and May 2020, the Old Skillz received $65.0 million in cash proceeds from the issuance of redeemable convertible Series E preferred stock to private investors at a price per share of $43.11. The Series E Stock Purchase Agreement required the Old Skillz to issue and sell, and the Series E investors to purchase, additional shares of redeemable convertible Series E preferred stock subsequent to the initial closing (the “redeemable convertible Series E preferred stock forward contract liability”). The Company concluded that the redeemable convertible Series E preferred stock forward contract liability met the definition of a freestanding financial instrument, as it was legally detachable and separately exercisable from the initial closing of the redeemable convertible Series E preferred stock. The forward contract liability had an immaterial value at the issue date.

In September 2020, the Old Skillz received $11.7 million in cash proceeds as settlement for the outstanding redeemable convertible Series E preferred stock forward contract liability and issuance of the underlying redeemable convertible Series E preferred stock to a private investor at a price per share of $43.11. During the year ended December 31, 2020, the Company recognized a non-cash charge of $21.7 million related to changes in the fair value of the redeemable convertible Series E preferred stock forward contract liability, which was included in Other income (expense), net in the consolidated statements of operations.

Immediately prior to the completion of the Business Combination on December 16, 2020, all outstanding shares of the Company’s Series C, Series D, Series D-1, and Series E redeemable convertible preferred stock converted into an aggregate 122.0 million shares of common stock.

Conversion of Old Skillz Preferred Stock and Redeemable Convertible Preferred Stock

All preferred stock and redeemable convertible preferred stock classified as redeemable was retroactively adjusted, converted into New Skillz Class A common stock each as a result of the Business Combination using the recapitalization exchange ratio of 0.7471. Redeemable convertible preferred stock was also reclassified into permanent equity as a result of the Business Combination. Based on the conversion price set forth in the Company’s certificate of incorporation, amended in June 2018 to effect for a 10-for-1 stock split of its common stock, the Conversion Rate in effect as of the Closing Date of the Business Combination was ten shares of Class B common stock for each share of preferred stock.

There were no redemption rights for the Series A, A-1, or B convertible preferred stock and the holders of these preferred shares could not unilaterally force a liquidation of the Company. Series C, Series D, Series D-1, Series E redeemable convertible preferred stock, redeemable convertible Series E preferred stock forward contract liability were redeemable at the option the of stockholder.